Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash provided used in operations:
Net loss	$ (9,999)	$ (10,961)	$ (16,196)	$ (7,600)
Adjustments to reconcile net loss to cash flows from operating activities:
Depreciation and amortization	98	25	50	32
Loss on disposal of plant and equipment	63	6
Stock based compensation expense	907	555	939	78
Expense for warrants issued in conjunction with service agreement	160
Changes in asset and liabilities:
Accounts receivable		259	258	(123)
Other current assets	(321)	(24)	(166)	(94)
Accounts payable and accrued expenses	(574)	480	2,026	496
Net cash used in operations	(9,666)	(9,660)	(13,089)	(7,211)
Cash flows used in investing activities:
Purchase of property and equipment	(132)	(34)	(451)	(7)
Net cash used in investing activities	(132)	(34)	(451)	(7)
Cash flows provided by financing activities:
Net proceeds from the sale of common stock	20,620	7,650	7,627	11,917
Net cash provided by financing activities	20,620	7,650	7,627	11,917
Effect of exchange rate changes on cash	61	38	126	623
Net increase (decrease) in cash and cash equivalents	10,883	(2,006)	(5,787)	5,322
Cash and cash equivalents - beginning of period	6,563	12,350	12,350	7,028
Cash and cash equivalents - end of period	$ 17,446	$ 10,344	$ 6,563	$ 12,350